Basis of presentation - Summary of Foreign Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign exchange rates [abstract]
Closing foreign exchange rate	0.85106	0.96256	0.90498
Average foreign exchange rate	0.87428	0.92417	0.9246